ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data)

	December 31,
	2015	2014
ASSETS

CURRENT ASSETS
Cash and cash equivalents	$18,850	$7,708
Bank deposits with original maturity over three months	47,943	—
Amount due from an affiliated company	184	1,091
Amounts due from subsidiaries	150,323	238,090
Income tax receivable	62	—
Prepaid expenses and other current assets	3,823	7,565

Total current assets	221,185	254,454

INVESTMENTS IN SUBSIDIARIES	5,940,761	5,915,023

TOTAL ASSETS	$6,161,946	$6,169,477

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES
Accrued expenses and other current liabilities	$3,270	$2,920
Income tax payable	—	239
Amount due to an affiliated company	320	24
Amounts due to subsidiaries	184,549	183,872

Total current liabilities	188,139	187,055

ADVANCE FROM A SUBSIDIARY	1,634,005	1,696,090
OTHER LONG-TERM LIABILITIES	169	191

SHAREHOLDERS’ EQUITY
Ordinary shares at US$0.01 par value per share (Authorized – 7,300,000,000 shares as of December 31, 2015 and 2014 and issued – 1,630,924,523 and 1,633,701,920 shares as of December 31, 2015 and 2014, respectively)	16,309	16,337
Treasury shares, at cost (12,935,230 and 17,684,386 shares as of December 31, 2015 and 2014, respectively)	(275)	(33,167)
Additional paid-in capital	3,075,459	3,092,943
Accumulated other comprehensive losses	(21,934)	(17,149)
Retained earnings	1,270,074	1,227,177

Total shareholders’ equity	4,339,633	4,286,141

TOTAL LIABILITIES AND EQUITY	$6,161,946	$6,169,477

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars)

	Year Ended December 31,
	2015	2014	2013

REVENUE	$—	$—	$—

OPERATING EXPENSES
General and administrative	(30,843)	(33,887)	(33,345)
Property charges and others	(907)	—	—

Total operating expenses	(31,750)	(33,887)	(33,345)

OPERATING LOSS	(31,750)	(33,887)	(33,345)

NON-OPERATING INCOME (EXPENSES)
Interest income	992	3	(403)
Interest expenses, net of capitalized interest	—	—	(4,274)
Amortization of deferred financing costs	—	—	(748)
Foreign exchange (loss) gain, net	(108)	569	(1,231)
Other income, net	19,118	22,325	20,366
Loss on extinguishment of debt	—	—	(679)
Share of results of subsidiaries	118,046	620,023	658,016

Total non-operating income, net	138,048	642,920	671,047

INCOME BEFORE INCOME TAX	106,298	609,033	637,702

INCOME TAX EXPENSE	(551)	(753)	(239)

NET INCOME	$105,747	$608,280	$637,463

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

(In thousands of U.S. dollars)

	Year Ended December 31,
	2015	2014	2013
Net income	$105,747	$608,280	$637,463
Other comprehensive loss:
Foreign currency translation adjustment	(4,767)	(1,538)	(14,535)
Change in fair value of interest rate swap agreements	(18)	(19)	—

Other comprehensive loss	(4,785)	(1,557)	(14,535)

Total comprehensive income attributable to Parent Company	$100,962	$606,723	$622,928

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year Ended December 31,
	2015	2014	2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$105,747	$608,280	$637,463
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	13,734	12,576	11,249
Amortization of deferred financing costs	—	—	748
Loss on extinguishment of debt	—	—	679
Dividend received from a subsidiary	150,000	420,000	—
Share of results of subsidiaries	(118,046)	(620,023)	(658,016)
Changes in operating assets and liabilities:
Amount due from an affiliated company	907	(1,091)	1,113
Income tax receivable	(301)	—	—
Prepaid expenses and other current assets	983	(2,429)	(367)
Accrued expenses and other current liabilities	350	584	(4,129)
Income tax payable	—	111	394
Amount due to a shareholder	—	(67)	67
Amounts due to affiliated companies	296	(1,759)	1,724
Amounts due to subsidiaries	964	2,053	1,189
Other long-term liabilities	(22)	191	—

Net cash provided by (used in) operating activities	154,612	418,426	(7,886)

CASH FLOWS FROM INVESTING ACTIVITIES
Placement of bank deposits with original maturity over three months	(144,730)	—	—
Advances to subsidiaries	(63,246)	(155,883)	(497,325)
Repayment of advance to a subsidiary	—	400	1,337
Change in restricted cash	—	—	368,177
Amounts due from subsidiaries	90,245	(167,606)	1,800
Withdrawals of bank deposits with original maturity over three months	96,787	—	—

Net cash used in investing activities	(20,944)	(323,089)	(126,011)

CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of advance from a subsidiary	(105,398)	—	—
Dividends paid	(62,850)	(342,718)	—
Repurchase of shares for retirement	—	(300,495)	—
Purchase of shares under trust arrangement for future vesting of restricted shares	—	(1,721)	(8,770)
Principal payments on long-term debt	—	—	(721,455)
Proceeds from exercise of share options	2,409	—	4,017
Advance from a subsidiary	43,313	553,891	860,632

Net cash (used in) provided by financing activities	(122,526)	(91,043)	134,424

NET INCREASE IN CASH AND CASH EQUIVALENTS	11,142	4,294	527
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	7,708	3,414	2,887

CASH AND CASH EQUIVALENTS AT END OF YEAR	$18,850	$7,708	$3,414

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENT SCHEDULE 1

(In thousands of U.S. dollars, except share and per share data)

1.	Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, cash flows and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year. As of December 31, 2015 and 2014, approximately $4,054,000 and $3,786,000, respectively, of the restricted net assets were not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2015, 2014 and 2013. The Company received cash dividend of $150,000, 420,000 and nil from its subsidiary during the years ended December 31, 2015, 2014 and 2013, respectively.

2.	Basis of Presentation

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.